Guggenheim Ultra Short Income ETF Annual Fund Operating Expenses - Guggenheim Ultra Short Income ETF - ETF	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%	[1]

[1]	The Management Fees and Total Annual Fund Operating Expenses have been adjusted to reflect the management fee paid by the Fund. The Predecessor Fund (defined below) did not charge a management fee.